FAIR VALUE OF FINANCIAL INSTRUMENTS - Carrying and Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Financial assets	$ 1,655	$ 1,549
Fair Value	1,655	1,549
Financial liabilities, carrying	9,772	8,690
Financial liabilities, fair value	9,285	8,416
Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities, carrying	542	589
Financial liabilities, fair value	542	589
Non-recourse borrowings
Disclosure of financial liabilities [line items]
Financial liabilities, carrying	5,057	4,577
Financial liabilities, fair value	4,570	4,303
Exchangeable and class B Shares
Disclosure of financial liabilities [line items]
Financial liabilities, carrying	4,040	3,426
Financial liabilities, fair value	4,040	3,426
Financial liabilities (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities, carrying	107	72
Financial liabilities, fair value	107	72
Loans payable to Brookfield Infrastructure
Disclosure of financial liabilities [line items]
Financial liabilities, carrying	26	26
Financial liabilities, fair value	26	26
Cash and cash equivalents
Disclosure of financial liabilities [line items]
Financial assets	356	445
Fair Value	356	445
Accounts receivable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial assets	479	441
Fair Value	479	441
Financial assets (current and non-current)
Disclosure of financial liabilities [line items]
Financial assets	0	97
Fair Value	0	97
Due from Brookfield Infrastructure
Disclosure of financial liabilities [line items]
Financial assets	820	566
Fair Value	$ 820	$ 566